SCHEDULE OF COMPONENTS OF COST OF REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Event setup and performance fee	$ 8,370	¥ 1,361,036	¥ 1,388,436	¥ 1,226,660
Event setup and performance fee related party	358	58,288	30,977
Personnel and benefit expense	4,272	694,700	695,168	609,935
Food, beverages and supplies	846	137,503	140,388	133,263
Equipment rental	792	128,752	143,303	193,786
Depreciation expense of right-of-use assets	910	147,939	109,249	148,040
Travel expenses	489	79,523	76,957	74,849
Depreciation expense of property and equipment	370	60,168	62,121	60,270
Service fee expenses	246	40,022	45,557	28,863
Transportation expenses	150	24,438	23,716	32,178
Event securities expenses	115	18,655	21,735	29,136
Miscellaneous expenses	673	109,449	100,841	143,693
Total	$ 17,591	¥ 2,860,473	¥ 2,838,448	¥ 2,680,673